UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
-------------------------------------------------------------------
COMMON STOCK--99.4%++
-------------------------------------------------------------------

-------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.0%
-------------------------------------------------------------------
Guess?                                   19,560   $       940
                                                  -----------
Total Consumer Discretionary                              940
                                                  -----------

-------------------------------------------------------------------
ENERGY--2.9%
-------------------------------------------------------------------
Cameco                                   17,860           906
                                                  -----------
Total Energy                                              906
                                                  -----------

-------------------------------------------------------------------
FINANCIALS--12.4%
-------------------------------------------------------------------
CME Group                                 2,860         1,528
Goldman Sachs Group                       6,280         1,361
Nymex Holdings #                          8,230         1,034
                                                  -----------
Total Financials                                        3,923
                                                  -----------

-------------------------------------------------------------------
HEALTH CARE--6.6%
-------------------------------------------------------------------
Gilead Sciences*                         25,660           995
Shire ADR                                15,050         1,116
                                                  -----------
Total Health Care                                       2,111
                                                  -----------

-------------------------------------------------------------------
INDUSTRIALS--8.9%
-------------------------------------------------------------------
ABB ADR                                  42,470           960
Deere                                     9,780         1,181
First Solar* #                            7,490           668
                                                  -----------
Total Industrials                                       2,809
                                                  -----------

-------------------------------------------------------------------
INFORMATION TECHNOLOGY--56.9%
-------------------------------------------------------------------
Apple*                                   12,710         1,551
Cisco Systems*                           62,570         1,743
Corning*                                 48,890         1,249
Dell*                                    48,890         1,396
F5 Networks*                             14,110         1,137
Google, Cl A*                             2,800         1,465
Intel                                    61,440         1,460
Maxim Integrated Products                 8,510           284
Nortel Networks*                         36,050           867
Nvidia*                                  31,260         1,291
Research In Motion*                       4,940           988
Riverbed Technology* #                   24,260         1,063
Salesforce.com*                          16,580           711
SanDisk*                                 20,140           986
Sun Microsystems*                       132,470           697


                                                     Value
                                         Shares      (000)
-------------------------------------------------------------------
VeriSign*                                36,760   $     1,166
                                                  -----------
Total Information Technology                           18,054
                                                  -----------

-------------------------------------------------------------------
MATERIALS--4.7%
-------------------------------------------------------------------
Monsanto                                 22,220         1,501
                                                  -----------
Total Materials                                         1,501
                                                  -----------

-------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
-------------------------------------------------------------------
NII Holdings*                            15,800         1,276
                                                  -----------
Total Telecommunication Services                        1,276
                                                  -----------
-------------------------------------------------------------------
TOTAL COMMON STOCK                                     31,520
  (COST $25,479)
-------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--8.5%
-------------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)             2,709,400         2,709

-------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $2,709)                                         2,709

-------------------------------------------------------------------
CASH EQUIVALENT--1.4%
-------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**       428,777           429
-------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $429)                                             429
-------------------------------------------------------------------

TOTAL INVESTMENTS--109.3%
  (COST $28,617)+                                 $    34,658
                                                  ===========

Percentages are based on Net Assets of $31,717.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $2,620,479.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
June 30, 2007 (Unaudited)




+ At June 30, 2007, the tax basis cost of the Fund's investments was $28,626, and the unrealized appreciation and depreciation were $6,198 and $(166), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--97.7%
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--8.3%
----------------------------------------------------------------
Amazon.com*                              19,160   $     1,311
Coach*                                   44,330         2,101
Expedia*                                 40,850         1,197
GameStop, Cl A*                          35,480         1,387
Goodyear Tire & Rubber*                  57,400         1,995
Guess?                                   32,190         1,546
International Game Technology            52,730         2,093
Las Vegas Sands*                         27,960         2,136
News, Cl A                               40,390           857
Polo Ralph Lauren                        17,410         1,708
                                                  -----------
Total Consumer Discretionary                           16,331
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--7.3%
----------------------------------------------------------------
Avon Products                            45,600         1,676
Coca-Cola                                81,970         4,288
CVS Caremark                            122,150         4,452
Hansen Natural*                          29,340         1,261
PepsiCo                                  43,510         2,822
                                                  -----------
Total Consumer Staples                                 14,499
                                                  -----------

----------------------------------------------------------------
ENERGY--11.4%
----------------------------------------------------------------
Cameco                                   56,650         2,874
Cameron International*                   44,200         3,159
Consol Energy                            71,800         3,311
Marathon Oil                             43,690         2,620
Schlumberger                             32,100         2,726
Southwestern Energy*                     20,960           933
Williams                                104,770         3,313
XTO Energy                               58,406         3,510
                                                  -----------
Total Energy                                           22,446
                                                  -----------

----------------------------------------------------------------
FINANCIALS--18.3%
----------------------------------------------------------------
American Express                         65,040         3,979
CB Richard Ellis Group, Cl A*            80,410         2,935
Charles Schwab                          190,240         3,904
CME Group                                 8,260         4,414
Credit Suisse Group ADR                  34,010         2,413
Goldman Sachs Group                      27,290         5,915
IntercontinentalExchange*                19,090         2,822
Nymex Holdings                           18,730         2,353
State Street                             56,150         3,841



                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
T. Rowe Price Group                      67,930   $     3,525
                                                  -----------
Total Financials                                       36,101
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--11.4%
----------------------------------------------------------------
Abbott Laboratories                      54,650         2,926
Allergan                                 37,880         2,183
Baxter International                     51,490         2,901
Celgene*                                 36,330         2,083
Gilead Sciences*                         77,300         2,997
Medco Health Solutions*                  18,500         1,443
Schering-Plough                          74,680         2,273
Shire ADR                                27,090         2,008
St. Jude Medical*                        42,160         1,749
Thermo Fisher Scientific*                40,130         2,076
                                                  -----------
Total Health Care                                      22,639
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--9.8%
----------------------------------------------------------------
C.H. Robinson Worldwide                  43,380         2,278
Deere                                    17,810         2,150
General Electric                        242,820         9,295
Precision Castparts                      18,720         2,272
Roper Industries                         27,730         1,584
Sunpower, Cl A*                          28,400         1,791
                                                  -----------
Total Industrials                                      19,370
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--21.3%
----------------------------------------------------------------
Akamai Technologies*                     25,070         1,219
Apple*                                   36,510         4,456
Broadcom, Cl A*                          60,640         1,774
Cisco Systems*                          184,140         5,128
Dell*                                    76,550         2,185
Fiserv*                                  50,710         2,880
Google, Cl A*                            13,490         7,060
Intel                                   176,730         4,199
Kla-Tencor                               49,390         2,714
Mastercard, Cl A                         19,520         3,238
Nortel Networks*                         56,500         1,359
Salesforce.com*                          38,750         1,661
Texas Instruments                        75,360         2,836
VeriSign*                                47,260         1,500
                                                  -----------
Total Information Technology                           42,209
                                                  -----------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
MATERIALS--1.2%
----------------------------------------------------------------
Monsanto                                 34,460   $     2,327
                                                  -----------
Total Materials                                         2,327
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.7%
----------------------------------------------------------------
America Movil ADR, Ser L                 24,290         1,504
Crown Castle International*              58,380         2,118
Leap Wireless International*             33,590         2,838
Millicom International Cellular*         20,790         1,905
NII Holdings*                            52,830         4,266
Rogers Communications, Cl B              53,830         2,287
Time Warner Telecom, Cl A*              109,250         2,196
                                                  -----------
Total Telecommunication Services                       17,114
                                                  -----------

----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $164,535)                                     193,036

----------------------------------------------------------------
CASH EQUIVALENT--1.2%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**     2,387,798         2,388
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $2,388)                                         2,388
----------------------------------------------------------------
TOTAL INVESTMENTS--98.9%
  (COST $166,923)+                                $   195,424
                                                  ===========

Percentages are based on Net Assets of $197,694.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
ADR  -- American Depositary Receipt
Cl   -- Class
Ser  -- Series
+ At June 30, 2007, the tax basis cost of the Fund's investments was $167,185, and the unrealized appreciation and depreciation were $29,855 and $(1,616), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--85.1%
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--9.3%
----------------------------------------------------------------
Benihana*                                53,095   $     1,066
California Pizza Kitchen* #             192,960         4,145
Deckers Outdoor* #                      166,080        16,757
DXP Enterprises* #                       66,250         2,832
Genesco* #                               97,120         5,080
Great Wolf Resorts*                     248,286         3,538
LJ International*                       275,850         2,996
New Oriental Education & Technology
   Group ADR*                            54,570         2,931
Skechers U.S.A., Cl A*                  224,710         6,562
Spartan Motors #                        301,095         5,125
United Retail Group*                    147,371         1,714
Volcom* #                               104,890         5,258
                                                  -----------
Total Consumer Discretionary                           58,004
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--0.5%
----------------------------------------------------------------
Boston Beer, Cl A*                       78,904         3,105
                                                  -----------
Total Consumer Staples                                  3,105
                                                  -----------

----------------------------------------------------------------
ENERGY--11.0%
----------------------------------------------------------------
Carrizo Oil & Gas* #                    127,940         5,306
Dawson Geophysical*                      82,820         5,090
Input/Output* #                         300,600         4,692
Lufkin Industries                        81,040         5,231
NATCO Group, Cl A* #                    171,095         7,877
Oceaneering International* #            211,070        11,111
Penn Virginia                           190,740         7,668
PetroHawk Energy* #                     530,454         8,413
Tetra Technologies* #                   141,470         3,989
W-H Energy Services*                    155,800         9,646
                                                  -----------
Total Energy                                           69,023
                                                  -----------

----------------------------------------------------------------
FINANCIALS--6.9%
----------------------------------------------------------------
American Physicians Capital* #          120,000         4,860
Boston Private Financial Holdings #     133,080         3,576
Genesis Lease*                          170,330         4,667
Harleysville Group #                     96,680         3,225
IBERIABANK                               57,480         2,842
Meadowbrook Insurance Group*            270,810         2,968
Navigators Group*                       107,460         5,792
Penson Worldwide* #                     196,760         4,826


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Preferred Bank #                         81,945   $     3,278
Thomas Weisel Partners Group* #         194,390         3,237
Tower Group #                           124,600         3,975
                                                  -----------
Total Financials                                       43,246
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--14.8%
----------------------------------------------------------------
Air Methods*                             42,790         1,569
Alexion Pharmaceuticals*                179,070         8,069
Align Technology* #                     256,240         6,191
Arthrocare* #                            58,220         2,556
Cypress Bioscience* #                   221,720         2,940
HMS Holdings* #                          70,480         1,349
Hologic* #                              183,520        10,151
Icon ADR*                               128,010         5,599
InterMune* #                            173,840         4,509
Kendle International* #                 164,170         6,037
Micrus Endovascular* #                   64,570         1,588
MWI Veterinary Supply* #                 84,150         3,357
Northstar Neuroscience* #               217,850         2,534
Omnicell* #                             314,630         6,538
Omrix Biopharmaceuticals* #             203,150         6,391
Orthofix International* #                66,918         3,009
Parexel International* #                233,427         9,818
Phase Forward* #                        194,000         3,265
Vital Images* #                          71,851         1,951
XenoPort*                               123,170         5,471
                                                  -----------
Total Health Care                                      92,892
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--24.2%
----------------------------------------------------------------
AAR* #                                  232,100         7,662
Barnes Group #                          158,530         5,022
Bucyrus International, Cl A #           283,730        20,082
CBIZ* #                                 563,340         4,141
Clean Harbors*                           79,090         3,909
COMSYS IT Partners* #                   160,650         3,664
Copa Holdings, Cl A                     214,560        14,427
CRA International*                       99,090         4,776
EnPro Industries*                       116,660         4,992
Genesee & Wyoming, Cl A* #              107,335         3,203
H&E Equipment Services* #               116,660         3,236
Hardinge                                129,120         4,394

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Heico #                                 133,150   $     5,603
HUB Group, Cl A* #                      332,874        11,704
Hurco* #                                 51,143         2,556
Huron Consulting Group* #                69,280         5,058
ICT Group* #                            139,450         2,609
II-VI* #                                130,130         3,536
Kenexa* #                               114,430         4,315
Ladish* #                               197,790         8,505
LMI Aerospace* #                        184,940         4,492
Middleby* #                              97,960         5,860
Perini*                                 129,800         7,987
Powell Industries*                       69,570         2,209
Titan International #                   130,030         4,110
Triumph Group #                          56,300         3,686
                                                  -----------
Total Industrials                                     151,738
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--11.0%
----------------------------------------------------------------
Actuate*                                864,320         5,869
Advanced Analogic Technologies*         115,920         1,124
Ansys* #                                276,860         7,337
Authorize.Net Holdings* #               196,130         3,509
C-COR*                                  179,830         2,528
CDC, Cl A*                              246,030         2,069
comScore*                               134,950         3,124
Comtech Telecommunications*             100,365         4,659
Diodes* #                                86,185         3,600
Novatel*                                139,240         5,054
Opsware* #                              248,710         2,365
OSI Systems* #                          199,774         5,464
Perficient* #                           193,934         4,015
Quality Systems #                       209,900         7,970
Rofin-Sinar Technologies* #              46,580         3,214
The9 ADR* #                             154,660         7,155
                                                  -----------
Total Information Technology                           69,056
                                                  -----------

----------------------------------------------------------------
MATERIALS--4.5%
----------------------------------------------------------------
Claymont Steel Holdings* #               89,800         1,921
RTI International Metals*               157,757        11,890
Terra Industries* #                     529,300        13,455



                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Universal Stainless & Alloy* #           20,123   $       709
                                                  -----------
Total Materials                                        27,975
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
----------------------------------------------------------------
Dobson Communications, Cl A*            552,560         6,139
NTELOS Holdings                         190,350         5,261
PAETEC Holding* #                       462,590         5,223
                                                  -----------
Total Telecommunication Services                       16,623
                                                  -----------

----------------------------------------------------------------
UTILITIES--0.2%
----------------------------------------------------------------
Artesian Resources, Cl A #               57,705         1,108
                                                  -----------
Total Utilities                                         1,108
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $358,790)                                     532,770

----------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--2.5%
----------------------------------------------------------------
iShares Russell 2000 Growth
   Index Fund #                         181,820        15,596
                                                  -----------
----------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY               -----------
  (COST $14,062)                                       15,596

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--43.6%
----------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)           272,882,550       272,883
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $272,883)                                     272,883

----------------------------------------------------------------
CASH EQUIVALENT--12.5%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**    78,336,910        78,337
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $78,337)                                       78,337
----------------------------------------------------------------

TOTAL INVESTMENTS--143.7%
  (COST $724,072)+                                $   899,586
                                                  ===========

Percentages are based on Net Assets of $626,044.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $263,058,690.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
June 30, 2007 (Unaudited)


(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
+ At June 30, 2007, the tax basis cost of the Fund's investments was $724,624, and the unrealized appreciation and depreciation were $183,678 and $(8,716), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--97.8%
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--11.4%
----------------------------------------------------------------
Continental                                 220   $        31
Esprit Holdings                           1,250            16
Focus Media Holding ADR*                    580            29
Luxottica Group                             980            38
Parkson Retail Group                      3,930            25
Sony                                        580            30
Swatch Group                                 70            20
Tod's                                       240            22
WPP Group                                 2,160            32
                                                  -----------
Total Consumer Discretionary                              243
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--10.1%
----------------------------------------------------------------
Beiersdorf                                  430            31
Carlsberg, Cl B                             195            24
Diageo                                    1,670            35
Fomento Economico Mexicano                7,480            29
L'Oreal                                     290            34
Royal Numico                                500            26
Shiseido                                  1,680            36
                                                  -----------
Total Consumer Staples                                    215
                                                  -----------

----------------------------------------------------------------
ENERGY--4.9%
----------------------------------------------------------------
BG Group                                  2,040            34
Cameco                                      820            41
Cie Generale de
Geophysique-Veritas*                        120            30
                                                  -----------
Total Energy                                              105
                                                  -----------

----------------------------------------------------------------
FINANCIALS--15.4%
----------------------------------------------------------------
Allied Irish Banks                        1,420            39
Arch Capital Group*                         440            32
Banco Bilbao Vizcaya Argentaria           1,250            31
Credit Suisse Group*                        540            39
Deutsche Boerse                             390            44
Man Group                                 3,870            47
Mitsubishi Estate                         1,010            27
ORIX                                        120            32
Standard Chartered                        1,130            37
                                                  -----------
Total Financials                                          328
                                                  -----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
HEALTH CARE--7.9%
----------------------------------------------------------------
CSL                                         490   $        37
Roche Holding                               180            32
Shire                                     1,180            29
Smith & Nephew                            2,000            25
Speedel Holding*                            150            22
Takeda Pharmaceutical                       370            24
                                                  -----------
Total Health Care                                         169
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--15.6%
----------------------------------------------------------------
ABB                                       2,360            54
Alstom                                      280            47
CNH Global                                  900            46
Keppel                                    4,560            37
Kuehne & Nagel International                320            30
Mitsui OSK Lines                          2,270            31
Orascom Construction Industries GDR         100            13
Rolls-Royce Group                         4,520            49
Rolls-Royce Group, B Shares             137,344            --
Suntech Power Holdings ADR*                 710            26
                                                  -----------
Total Industrials                                         333
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--9.8%
----------------------------------------------------------------
Canon                                       780            46
LG.Philips LCD ADR*                       1,350            31
MediaTek                                  2,640            41
Nortel Networks*                          1,660            40
Research In Motion*                         250            50
                                                  -----------
Total Information Technology                              208
                                                  -----------

----------------------------------------------------------------
MATERIALS--14.2%
----------------------------------------------------------------
Agnico-Eagle Mines                          840            31
Akzo Nobel                                  520            45
Anglo American*                             520            31
Arcelor Mittal                              600            38
Bayer                                       620            47
Cemex*                                    8,170            30
Potash Corp. of Saskatchewan                530            41
Syngenta                                    200            39
                                                  -----------
Total Materials                                           302
                                                  -----------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.9%
----------------------------------------------------------------
America Movil, Ser L                     13,990   $        43
Millicom International Cellular*            250            23
Rogers Communications, Cl B                 910            39
                                                  -----------
Total Telecommunication Services                          105
                                                  -----------

----------------------------------------------------------------
UTILITIES--3.6%
----------------------------------------------------------------
International Power                       4,480            39
Veolia Environnement                        470            37
                                                  -----------
Total Utilities                                            76
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $1,935)                                         2,084

----------------------------------------------------------------
CASH EQUIVALENT--1.2%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**        25,030            25
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $25)                                               25
----------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
  (COST $1,960)+                                  $     2,109
                                                  ===========

Percentages are based on Net Assets of $2,130.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
ADR  -- American Depositary Receipt
Cl   -- Class
GDR  -- Global Depositary Receipt
Ser  -- Series
+ At June 30, 2007, the tax basis cost of the Fund's investments was $1,960, and the unrealized appreciation and depreciation were $173 and $(24), respectively.***

Amounts designated as "--" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--99.0%++
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
----------------------------------------------------------------
Amazon.com*                               5,870   $       401
Coach*                                    9,130           433
Expedia*                                  8,130           238
International Game Technology            14,050           558
Las Vegas Sands*                          5,380           411
News, Cl A                                9,340           198
Polo Ralph Lauren                         2,800           275
Toyota Motor ADR                          2,770           349
                                                  -----------
Total Consumer Discretionary                            2,863
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--9.8%
----------------------------------------------------------------
Avon Products                            11,000           404
Coca-Cola                                13,730           718
CVS Caremark                             16,470           600
PepsiCo                                  10,990           713
                                                  -----------
Total Consumer Staples                                  2,435
                                                  -----------

----------------------------------------------------------------
ENERGY--7.1%
----------------------------------------------------------------
Cameco                                    5,910           300
Marathon Oil                              3,720           223
Peabody Energy                            5,710           276
Schlumberger                              6,440           547
XTO Energy                                6,990           420
                                                  -----------
Total Energy                                            1,766
                                                  -----------

----------------------------------------------------------------
FINANCIALS--7.6%
----------------------------------------------------------------
CME Group                                 1,005           537
Franklin Resources                        2,370           314
Goldman Sachs Group                       2,960           642
State Street                              5,690           389
                                                  -----------
Total Financials                                        1,882
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--17.8%
----------------------------------------------------------------
Abbott Laboratories                       8,580           459
Allergan                                  6,820           393
Baxter International                     10,390           585
Celgene*                                  5,960           342
Gilead Sciences*                         16,340           633
Medco Health Solutions*                   4,700           367
Schering-Plough                          14,580           444


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Shire ADR                                 5,210   $       386
St. Jude Medical*                         8,560           355
Thermo Fisher Scientific*                 9,060           469
                                                  -----------
Total Health Care                                       4,433
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--6.6%
----------------------------------------------------------------
Deere                                     4,060           490
Expeditors International Washington       8,150           337
General Electric                         20,890           800
                                                  -----------
Total Industrials                                       1,627
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--33.7%
----------------------------------------------------------------
Akamai Technologies*                      7,870           383
Apple*                                    6,920           845
Broadcom, Cl A*                          16,040           469
Cisco Systems*                           45,670         1,272
Corning*                                 15,010           383
Dell*                                    20,580           588
Google, Cl A*                             2,450         1,282
Intel                                    32,190           765
Kla-Tencor                               11,630           639
Nortel Networks*                          9,150           220
Qualcomm                                 12,180           528
SanDisk*                                  5,940           291
Texas Instruments                        18,500           696
                                                  -----------
Total Information Technology                            8,361
                                                  -----------

----------------------------------------------------------------
MATERIALS--1.1%
----------------------------------------------------------------
Monsanto                                  4,140           280
                                                  -----------
Total Materials                                           280
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
----------------------------------------------------------------
American Tower, Cl A*                    11,510           484
NII Holdings*                             5,800           468
                                                  -----------
Total Telecommunication Services                          952
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $20,673)                                       24,599
----------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
CASH EQUIVALENT--2.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**       601,488   $       601
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $601)                                             601
----------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
  (COST $21,274)+                                 $    25,200
                                                  ===========

Percentages are based on Net Assets of $24,841.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
ADR  -- American Depositary Receipt
Cl   -- Class
+ At June 30, 2007, the tax basis cost of the Fund's investments was $21,300, and the unrealized appreciation and depreciation were $4,157 and $(257), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--98.7%++
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--8.3%
----------------------------------------------------------------
Dollar Tree Stores*                         230   $        10
GameStop, Cl A*                             200             8
Goodyear Tire & Rubber*                     190             6
Jarden*                                     210             9
Johnson Controls                             60             7
News, Cl A                                  190             4
Phillips-Van Heusen                         100             6
Target                                      140             9
Whirlpool                                    90            10
                                                  -----------
Total Consumer Discretionary                               69
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--5.6%
----------------------------------------------------------------
Church & Dwight                             120             6
Constellation Brands, Cl A*                 380             9
Loews                                       110             9
Molson Coors Brewing, Cl B                   90             8
Pepsi Bottling Group                        240             8
Procter & Gamble                            120             7
                                                  -----------
Total Consumer Staples                                     47
                                                  -----------

----------------------------------------------------------------
ENERGY--12.8%
----------------------------------------------------------------
Cameron International*                      140            10
Chevron                                      90             8
Devon Energy                                160            13
Dresser-Rand Group*                         380            15
Exxon Mobil                                 340            28
FMC Technologies*                           140            11
National Oilwell Varco*                     120            12
ONEOK Partners LP                           140            10
                                                  -----------
Total Energy                                              107
                                                  -----------

----------------------------------------------------------------
FINANCIALS--33.0%
----------------------------------------------------------------
Affiliated Managers Group*                   90            12
Aflac                                       210            11
American Financial Group                    300            10
American International Group                320            22
AON                                         180             8
Assurant                                    160             9
CB Richard Ellis Group, Cl A*               210             8
Charles Schwab                              430             9
Citigroup                                   540            28


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
CNA Financial*                              250   $        12
Hartford Financial Services Group           100            10
HCC Insurance Holdings                      300            10
JPMorgan Chase                              370            18
Legg Mason                                  120            12
Lincoln National                            110             8
Loews                                       240            12
MetLife                                     160            10
Morgan Stanley                              150            12
Philadelphia Consolidated Holding*          250            10
Reinsurance Group of America                160            10
Transatlantic Holdings                      110             8
Travelers                                   200            11
Unum Group                                  400            10
Wells Fargo                                 140             5
                                                  -----------
Total Financials                                          275
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--7.7%
----------------------------------------------------------------
Express Scripts*                            180             9
Humana*                                     110             7
Johnson & Johnson                           120             7
Medco Health Solutions*                      80             6
Pfizer                                      750            19
Schering-Plough                             270             8
UnitedHealth Group                          150             8
                                                  -----------
Total Health Care                                          64
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--10.3%
----------------------------------------------------------------
Cummins                                     100            10
Dun & Bradstreet                             80             8
General Electric                            420            16
Kennametal                                  100             8
Manitowoc                                    90             7
Paccar                                       50             5
Steelcase, Cl A                             390             7
Terex*                                      100             8
Textron                                     110            12
Union Pacific                                40             5
                                                  -----------
Total Industrials                                          86
                                                  -----------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
INFORMATION TECHNOLOGY--5.3%
----------------------------------------------------------------
Compuware*                                  420   $         5
Fidelity National Information
Services                                    210            11
Hewlett-Packard                             150             7
ON Semiconductor*                           470             5
Texas Instruments                           280            11
Vishay Intertechnology*                     320             5
                                                  -----------
Total Information Technology                               44
                                                  -----------

----------------------------------------------------------------
MATERIALS--4.6%
----------------------------------------------------------------
Ball                                        170             9
Carpenter Technology                         40             5
Celanese, Ser A                             170             7
Cleveland-Cliffs                             80             6
Freeport-McMoRan Copper & Gold               60             5
Greif, Cl A                                 100             6
                                                  -----------
Total Materials                                            38
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
----------------------------------------------------------------
AT&T                                        460            19
Telephone & Data Systems                    140             9
                                                  -----------
Total Telecommunication Services                           28
                                                  -----------

----------------------------------------------------------------
UTILITIES--7.8%
----------------------------------------------------------------
Constellation Energy Group                  130            11
Entergy                                      50             5
PPL                                         190             9
Public Service Enterprise Group             100             9
Questar                                     180            10
Sempra Energy                               170            10
Southern Union                              330            11
                                                  -----------
Total Utilities                                            65
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $768)                                             823
----------------------------------------------------------------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
CASH EQUIVALENT--1.9%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**        15,866   $        16
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $16)                                               16
----------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
  (COST $784)+                                    $       839
                                                  ===========

Percentages are based on Net Assets of $834.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
Cl   -- Class
LP   -- Limited Partnership
Ser  -- Series
+ At June 30, 2007, the tax basis cost of the Fund's investments was $784, and the unrealized appreciation and depreciation were $59 and $(4), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--97.2%
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--15.6%
----------------------------------------------------------------
Belo, Cl A                                  240   $         5
Career Education*                           180             6
Columbia Sportswear                          90             6
Dollar Tree Stores*                         140             6
DreamWorks Animation SKG, Cl A*             150             4
Goodyear Tire & Rubber*                     170             6
Jarden*                                     220             9
O'Reilly Automotive*                        200             7
PetSmart                                    210             7
R.H. Donnelley                              100             8
Saks                                        320             7
Sally Beauty Holdings*                      610             6
                                                  -----------
Total Consumer Discretionary                               77
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--2.0%
----------------------------------------------------------------
Hormel Foods                                160             6
Molson Coors Brewing, Cl B                   40             4
                                                  -----------
Total Consumer Staples                                     10
                                                  -----------

----------------------------------------------------------------
ENERGY--5.7%
----------------------------------------------------------------
Acergy ADR                                  280             6
Cameron International*                      100             7
FMC Technologies*                           100             8
Range Resources                             190             7
                                                  -----------
Total Energy                                               28
                                                  -----------

----------------------------------------------------------------
FINANCIALS--12.2%
----------------------------------------------------------------
Alexandria Real Estate Equities              40             4
Arch Capital Group*                         130             9
Assurant                                    100             6
Douglas Emmett                              150             4
Everest Re Group                             60             6
Hanover Insurance Group                     130             6
IntercontinentalExchange*                    70            10
Lazard, Cl A                                110             5
Security Capital Assurance                  180             6
SL Green Realty                              30             4
                                                  -----------
Total Financials                                           60
                                                  -----------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
HEALTH CARE--7.9%
----------------------------------------------------------------
Cephalon*                                    90   $         7
Charles River Laboratories
   International*                           120             6
Gen-Probe*                                   40             2
Health Net*                                 110             6
Henry Schein*                                90             5
IMS Health                                  200             7
Pediatrix Medical Group*                    110             6
                                                  -----------
Total Health Care                                          39
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--20.7%
----------------------------------------------------------------
AerCap Holdings*                            270             9
Brink's                                     150             9
Carlisle                                    160             7
Chicago Bridge & Iron, NY Shares            160             6
Corrections Corp. of America*               100             6
Covanta Holding*                            380             9
General Cable*                               90             7
Harsco                                      130             7
Lincoln Electric Holdings                   130            10
Manitowoc                                    90             7
Roper Industries                            150             9
RR Donnelley & Sons                         220            10
Ryder System                                110             6
                                                  -----------
Total Industrials                                         102
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--14.8%
----------------------------------------------------------------
Alliance Data Systems*                       30             2
Amphenol, Cl A                              210             8
Atmel*                                    1,090             6
CDW                                          40             3
Factset Research Systems                    110             8
Fairchild Semiconductor
International*                              280             5
Fidelity National Information
Services                                    150             8
Harris                                      120             7
Novell*                                   1,160             9
ON Semiconductor*                           850             9
Verigy*                                     280             8
                                                  -----------
Total Information Technology                               73
                                                  -----------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
MATERIALS--7.1%
----------------------------------------------------------------
Celanese, Ser A                             190   $         7
Nalco Holding                               280             8
Sigma-Aldrich                               160             7
Sonoco Products                             170             7
Titanium Metals*                            190             6
                                                  -----------
Total Materials                                            35
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.9%
----------------------------------------------------------------
Leap Wireless International*                120            10
NII Holdings*                               130            10
SBA Communications, Cl A*                   260             9
                                                  -----------
Total Telecommunication Services                           29
                                                  -----------

----------------------------------------------------------------
UTILITIES--5.3%
----------------------------------------------------------------
Allegheny Energy*                           120             6
MDU Resources Group                         150             4
National Fuel Gas                            90             4
Oneok                                       110             6
Sierra Pacific Resources*                   320             6
                                                  -----------
Total Utilities                                            26
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $463)                                             479

----------------------------------------------------------------
CASH EQUIVALENT--4.2%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**        20,968            21
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $21)                                               21
----------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
  (COST $484)+                                    $      500
                                                  ===========

 Percentages are based on Net Assets of $493.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
ADR  -- American Depositary Receipt
Cl   -- Class
NY   -- New York
Ser  -- Series
+ At June 30, 2007, the tax basis cost of the Fund's investments was $484, and the unrealized appreciation and depreciation were $23 and $(7), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--97.8%
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--17.2%
----------------------------------------------------------------
Coach*                                  368,320   $    17,455
Expedia*                                293,280         8,590
Focus Media Holding ADR* #              273,132        13,793
GameStop, Cl A*                         428,030        16,736
Goodyear Tire & Rubber*                 473,090        16,445
Guess?                                  347,800        16,708
Hilton Hotels                           474,790        15,891
International Game Technology           426,140        16,918
Jarden*                                 192,950         8,299
O'Reilly Automotive*                    249,310         9,112
Polo Ralph Lauren                       166,910        16,375
Starwood Hotels & Resorts Worldwide     144,070         9,663
Under Armour, Cl A* #                   254,625        11,624
Urban Outfitters* #                     300,510         7,221
WMS Industries* #                       432,105        12,470
Wynn Resorts* #                         146,367        13,128
                                                  -----------
Total Consumer Discretionary                          210,428
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--3.3%
----------------------------------------------------------------
Avon Products                           361,450        13,283
Bare Escentuals* #                      148,687         5,078
Hansen Natural* #                       213,880         9,193
WM Wrigley Jr. #                        233,690        12,925
                                                  -----------
Total Consumer Staples                                 40,479
                                                  -----------

----------------------------------------------------------------
ENERGY--8.7%
----------------------------------------------------------------
Arch Coal                               190,080         6,615
Cameron International*                  220,510        15,760
Diamond Offshore Drilling                58,810         5,973
Frontier Oil                            171,950         7,526
National Oilwell Varco*                 169,360        17,654
Quicksilver Resources*                  217,110         9,679
Range Resources                         473,755        17,723
Southwestern Energy*                    209,310         9,314
Williams                                512,590        16,208
                                                  -----------
Total Energy                                          106,452
                                                  -----------

----------------------------------------------------------------
FINANCIALS--10.4%
----------------------------------------------------------------
Affiliated Managers Group*              128,340        16,525
CB Richard Ellis Group, Cl A*           322,940        11,787
Digital Realty Trust                    171,510         6,463
Greenhill #                             115,621         7,944


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
IntercontinentalExchange*               122,200   $    18,067
Lazard, Cl A                            113,430         5,108
Northern Trust                          217,326        13,961
Nymex Holdings #                         98,800        12,412
Synovus Financial                        51,078         1,568
T. Rowe Price Group #                   456,802        23,704
TD Ameritrade Holding*                  441,410         8,828
                                                  -----------
Total Financials                                      126,367
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--11.9%
----------------------------------------------------------------
Alexion Pharmaceuticals*                215,020         9,689
Allergan #                              145,000         8,358
C.R. Bard                                74,640         6,167
Dentsply International                  171,330         6,555
Express Scripts*                        186,000         9,302
Health Net*                             100,790         5,322
Henry Schein*                           163,479         8,735
Hologic* #                              109,510         6,057
Intuitive Surgical* #                    49,350         6,848
Kyphon*                                 174,430         8,399
Manor Care #                            157,140        10,259
Psychiatric Solutions* #                167,604         6,077
Shire ADR                               220,870        16,373
St. Jude Medical*                       382,170        15,856
Thermo Fisher Scientific*               227,450        11,764
Universal Health Services, Cl B         150,940         9,283
                                                  -----------
Total Health Care                                     145,044
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--11.9%
----------------------------------------------------------------
Ametek                                  286,290        11,360
Baldor Electric                         222,670        10,973
C.H. Robinson Worldwide #               306,712        16,109
Corrections Corp. of America* #         147,580         9,314
First Solar*                            136,670        12,203
General Cable*                          130,040         9,851
Harsco                                  259,660        13,502
Monster Worldwide*                      200,345         8,234
Oshkosh Truck #                          99,210         6,242
Precision Castparts                     202,670        24,596
Quanta Services*                        163,500         5,015
Roper Industries                        268,380        15,325

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Shaw Group*                              62,140   $     2,876
                                                  -----------
Total Industrials                                     145,600
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--23.5%
----------------------------------------------------------------
Akamai Technologies*                    361,362        17,577
Altera #                                641,000        14,185
Atheros Communications*                 363,636        11,215
BigBand Networks* #                     182,091         2,387
F5 Networks*                            303,590        24,469
Fiserv*                                 318,671        18,101
Intersil, Cl A                          481,530        15,149
Juniper Networks*                       409,055        10,296
Kla-Tencor #                            369,270        20,291
Maxim Integrated Products               539,810        18,035
Nvidia*                                 423,020        17,475
ON Semiconductor*                       740,606         7,939
Polycom* #                              243,876         8,194
Riverbed Technology*                    150,400         6,591
Salesforce.com* #                       289,440        12,405
SAVVIS*                                 183,175         9,069
Sina*                                   213,460         8,936
Sonus Networks*                         802,930         6,841
Varian Semiconductor Equipment
   Associates* #                        371,760        14,893
VeriFone Holdings*                      339,355        11,962
VeriSign*                               689,424        21,875
VistaPrint*                             242,660         9,282
                                                  -----------
Total Information Technology                          287,167
                                                  -----------

----------------------------------------------------------------
MATERIALS--3.8%
----------------------------------------------------------------
Allegheny Technologies                   93,410         9,797
Celanese, Ser A                         251,114         9,738
Owens-Illinois* #                       598,280        20,940
Sterlite Industries India*              354,960         5,207
                                                  -----------
Total Materials                                        45,682
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.1%
----------------------------------------------------------------
American Tower, Cl A*                   370,930        15,579
Cogent Communications Group*            251,662         7,517
Crown Castle International*             250,180         9,074
Leap Wireless International* #          183,444        15,501
MetroPCS Communications*                188,010         6,212


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
NII Holdings* #                         407,330   $    32,888
                                                  -----------
Total Telecommunication Services                       86,771
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $907,401)                                   1,193,990

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--13.1%
----------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)           159,063,333       159,063
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $159,063)                                     159,063

----------------------------------------------------------------
CASH EQUIVALENT--1.7%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**    20,914,710        20,915
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $20,915)                                       20,915
----------------------------------------------------------------

TOTAL INVESTMENTS--112.6%
  (COST $1,087,379)+                              $ 1,373,968
                                                  ===========

Percentages are based on Net Assets of $1,220,757.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $153,407,146.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
Ser  -- Series
+ At June 30, 2007, the tax basis cost of the Fund's investments was $1,087,911, and the unrealized appreciation and depreciation were $292,980 and $(6,923), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--96.8%++
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--10.0%
----------------------------------------------------------------
Focus Media Holding ADR*                 11,730   $       592
Guess?                                   15,890           763
Under Armour, Cl A* #                     9,370           428
WMS Industries*                          12,770           369
                                                  -----------
Total Consumer Discretionary                            2,152
                                                  -----------

----------------------------------------------------------------
FINANCIALS--7.9%
----------------------------------------------------------------
CME Group                                 1,180           631
IntercontinentalExchange*                 4,310           637
Nymex Holdings #                          3,350           421
                                                  -----------
Total Financials                                        1,689
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--7.8%
----------------------------------------------------------------
Alexion Pharmaceuticals*                  8,350           376
Gilead Sciences*                         10,820           419
KV Pharmaceutical, Cl A* #               14,830           404
Shire ADR                                 6,550           486
                                                  -----------
Total Health Care                                       1,685
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--1.8%
----------------------------------------------------------------
First Solar* #                            4,330           387
                                                  -----------
Total Industrials                                         387
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--49.2%
----------------------------------------------------------------
Akamai Technologies*                      9,160           445
Apple*                                   10,090         1,231
Atheros Communications*                  16,500           509
Cavium Networks* #                       14,880           337
Ciena* #                                 11,560           418
Cisco Systems*                           19,240           536
F5 Networks*                             14,250         1,148
Foundry Networks*                        18,000           300
Google, Cl A*                             1,870           979
Intersil, Cl A                           26,080           820
LG.Philips LCD ADR* #                    15,470           350
Omniture* #                              14,920           342
Research In Motion*                       6,470         1,294
Varian Semiconductor Equipment
   Associates*                           19,185           769
VeriSign*                                24,110           765


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
VistaPrint* #                             8,550   $       327
                                                  -----------
Total Information Technology                           10,570
                                                  -----------

----------------------------------------------------------------
MATERIALS--6.9%
----------------------------------------------------------------
Cemex ADR* #                             13,620           502
Monsanto                                 14,520           981
                                                  -----------
Total Materials                                         1,483
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--13.2%
----------------------------------------------------------------
American Tower, Cl A*                    13,030           547
Cogent Communications Group*             17,470           522
Leap Wireless International*              6,830           577
NII Holdings*                            14,820         1,197
                                                  -----------
Total Telecommunication Services                        2,843
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $14,885)                                       20,809

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--17.9%
----------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)             3,843,900         3,844
                                                  -----------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $3,844)                                         3,844

----------------------------------------------------------------
CASH EQUIVALENT--2.2%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**       464,466           464
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $464)                                             464
----------------------------------------------------------------

TOTAL INVESTMENTS--116.9%
  (COST $19,193)+                                 $    25,117
                                                  ===========

Percentages are based on Net Assets of $21,490.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $3,679,449.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2007 (Unaudited)


(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
+ At June 30, 2007, the tax basis cost of the Fund's investments was $19,254, and the unrealized appreciation and depreciation were $5,956 and $(93), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--97.9%
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--15.7%
----------------------------------------------------------------
Applebees International                  29,020   $       699
Arbitron                                 16,510           851
Bob Evans Farms                          24,980           921
Bright Horizons Family Solutions*        18,800           732
Cabela's*                                24,500           542
Callaway Golf                            52,350           932
Entravision Communications, Cl A*        57,840           603
Gemstar-TV Guide International*         147,990           728
Lions Gate Entertainment*                68,670           758
Movado Group                             11,180           377
PEP Boys-Manny Moe & Jack                51,500         1,038
Skechers U.S.A., Cl A*                   14,510           424
Smith & Wesson Holding*                  79,820         1,337
Tenneco*                                 27,460           962
WMS Industries*                          24,360           703
                                                  -----------
Total Consumer Discretionary                           11,607
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--4.2%
----------------------------------------------------------------
BJ's Wholesale Club*                     26,010           937
Cott*                                    50,610           728
Longs Drug Stores                        14,230           747
Pantry*                                  13,980           645
                                                  -----------
Total Consumer Staples                                  3,057
                                                  -----------

----------------------------------------------------------------
ENERGY--6.3%
----------------------------------------------------------------
Arena Resources*                         16,990           987
Atwood Oceanics*                         11,990           823
Goodrich Petroleum* #                    24,850           861
Parallel Petroleum*                      41,630           912
Petroleum Development*                   15,780           749
Rosetta Resources*                       15,370           331
                                                  -----------
Total Energy                                            4,663
                                                  -----------

----------------------------------------------------------------
FINANCIALS--17.3%
----------------------------------------------------------------
Advanta, Cl B                            22,200           691
BioMed Realty Trust                      23,490           590
Boston Private Financial Holdings        13,130           353
Delphi Financial Group, Cl A             22,475           940
Employers Holdings                       35,490           754
First Midwest Bancorp                    18,720           665
GFI Group*                               13,950         1,011


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Investment Technology Group*             13,540   $       587
IPC Holdings                             20,330           656
Knight Capital Group, Cl A*              26,730           444
LaSalle Hotel Properties                 13,610           591
Mid-America Apartment
   Communities #                          9,860           517
Phoenix                                  38,110           572
Potlatch                                 10,580           455
ProAssurance*                            19,571         1,090
Strategic Hotels & Resorts               32,480           730
SVB Financial Group*                     19,940         1,059
Tower Group                              12,520           399
Waddell & Reed Financial, Cl A           24,240           631
                                                  -----------
Total Financials                                       12,735
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--9.6%
----------------------------------------------------------------
Alpharma, Cl A                           16,670           434
Analogic                                 18,346         1,349
BioMarin Pharmaceuticals*                30,550           548
Haemonetics*                             16,030           843
inVentiv Health*                         22,570           826
Medcath*                                 18,990           604
Owens & Minor                            19,790           691
Perrigo                                  28,870           565
Psychiatric Solutions*                   14,480           525
STERIS                                   23,950           733
                                                  -----------
Total Health Care                                       7,118
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--12.4%
----------------------------------------------------------------
AAR*                                     28,710           948
Aecom Technology*                        25,940           644
American Railcar Industries #            15,620           609
Barnes Group                             23,970           759
EDO                                      21,820           717
EnerSys*                                 20,250           371
Flow International*                      40,440           509
FTI Consulting*                          21,560           820
Kaydon                                   20,520         1,069
Kirby*                                   18,490           710
RBC Bearings*                            20,720           855
Regal-Beloit                              7,900           368
Teledyne Technologies*                   16,560           761
                                                  -----------
Total Industrials                                       9,140
                                                  -----------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
INFORMATION TECHNOLOGY--23.2%
----------------------------------------------------------------
Agilysys                                 39,080   $       879
Andrew*                                  35,610           514
Arris Group*                             60,360         1,062
Bankrate* #                              15,440           740
Cirrus Logic*                            68,830           571
Comtech Telecommunications*              12,730           591
ECI Telecom*                             78,880           722
FEI*                                     21,890           710
Foundry Networks*                        56,640           944
Itron* #                                  7,310           570
Macrovision*                             34,640         1,041
MKS Instruments*                         42,850         1,187
Nice Systems ADR*                        21,990           764
OSI Systems*                             30,530           835
Progress Software*                       28,350           901
S1*                                      77,230           617
Semtech* #                               63,910         1,108
THQ*                                     16,385           500
Verigy*                                  44,150         1,263
Wright Express*                          24,280           832
Zoran*                                   39,950           801
                                                  -----------
Total Information Technology                           17,152
                                                  -----------

----------------------------------------------------------------
MATERIALS--5.5%
----------------------------------------------------------------
Compass Minerals International           28,480           987
Haynes International*                    10,480           885
Kaiser Aluminum*                          9,460           689
Northgate Minerals*                      91,420           265
PAN American Silver*                     27,670           729
RTI International Metals*                 6,920           522
                                                  -----------
Total Materials                                         4,077
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
----------------------------------------------------------------
Cogent Communications Group*             23,680           707
Dobson Communications, Cl A*             83,200           925
                                                  -----------
Total Telecommunication Services                        1,632
                                                  -----------

----------------------------------------------------------------
UTILITIES--1.5%
----------------------------------------------------------------
El Paso Electric*                        24,440           600


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
New Jersey Resources                     10,370   $       529
                                                  -----------
Total Utilities                                         1,129
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $64,250)                                       72,310

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--5.9%
----------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)             4,385,200         4,385
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $4,385)                                         4,385

----------------------------------------------------------------
CASH EQUIVALENT--2.1%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**     1,578,719         1,579
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $1,579)                                         1,579
----------------------------------------------------------------

TOTAL INVESTMENTS--105.9%
  (COST $70,214)+                                 $    78,274
                                                  ===========

Percentages are based on Net Assets of $73,887.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $4,259,348.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
+ At June 30, 2007, the tax basis cost of the Fund's investments was $70,265, and the unrealized appreciation and depreciation were $8,970 and $(961), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
COMMON STOCK--99.2%++
----------------------------------------------------------------

----------------------------------------------------------------
CONSUMER DISCRETIONARY--14.3%
----------------------------------------------------------------
Arbitron #                               51,040   $     2,630
ArvinMeritor                             75,000         1,665
Citi Trends* #                           52,910         2,008
Cooper Tire & Rubber #                  113,780         3,143
DSW, Cl A* #                             53,900         1,877
GSI Commerce*                           124,120         2,819
Guess?                                   49,020         2,355
Iconix Brand Group* #                   137,600         3,057
Life Time Fitness* #                     67,690         3,603
McCormick & Schmick's Seafood
   Restaurants* #                        92,680         2,404
Phillips-Van Heusen                      52,790         3,197
Priceline.com* #                         48,990         3,368
Under Armour, Cl A* #                    68,140         3,111
Volcom*                                  44,643         2,238
WMS Industries* #                       147,630         4,261
Zumiez* #                                77,160         2,915
                                                  -----------
Total Consumer Discretionary                           44,651
                                                  -----------

----------------------------------------------------------------
CONSUMER STAPLES--1.5%
----------------------------------------------------------------
Chattem* #                               37,500         2,377
Flowers Foods #                          72,390         2,415
                                                  -----------
Total Consumer Staples                                  4,792
                                                  -----------

----------------------------------------------------------------
ENERGY--4.8%
----------------------------------------------------------------
Alon USA Energy #                        60,810         2,676
Arena Resources*                         49,320         2,866
Core Laboratories* #                     27,770         2,824
Delta Petroleum* #                       77,000         1,546
Goodrich Petroleum* #                    69,380         2,402
W-H Energy Services*                     44,850         2,777
                                                  -----------
Total Energy                                           15,091
                                                  -----------

----------------------------------------------------------------
FINANCIALS--8.8%
----------------------------------------------------------------
Corporate Office Properties Trust #      42,510         1,743
DiamondRock Hospitality #               178,200         3,400
Digital Realty Trust                    102,990         3,881
Greenhill #                              51,740         3,555
Investment Technology Group* #           48,970         2,122
Knight Capital Group, Cl A*             127,550         2,117
MarketAxess Holdings* #                 159,580         2,871


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Penson Worldwide*                        81,670   $     2,003
SVB Financial Group* #                   44,230         2,349
Waddell & Reed Financial, Cl A          125,620         3,268
                                                  -----------
Total Financials                                       27,309
                                                  -----------

----------------------------------------------------------------
HEALTH CARE--18.3%
----------------------------------------------------------------
Alexion Pharmaceuticals*                 82,100         3,699
Array Biopharma* #                      119,200         1,391
BioMarin Pharmaceuticals*               103,030         1,848
Chemed                                   11,620           770
Healthways* #                            39,940         1,892
Hologic* #                               63,340         3,503
Icon ADR*                                45,480         1,989
Immucor* #                              102,370         2,863
InterMune* #                             60,020         1,557
inVentiv Health* #                       67,540         2,473
Inverness Medical Innovations* #         53,600         2,735
KV Pharmaceutical, Cl A* #               88,150         2,401
Kyphon* #                                51,400         2,475
Medicis Pharmaceutical, Cl A #           48,640         1,486
NuVasive* #                              78,590         2,123
Parexel International* #                 87,210         3,668
Perrigo                                 150,800         2,953
Progenics Pharmaceuticals* #             52,900         1,141
Psychiatric Solutions* #                 64,470         2,338
Sunrise Senior Living* #                 62,320         2,492
Trizetto Group* #                       114,720         2,221
United Therapeutics* #                   40,600         2,589
West Pharmaceutical Services #           98,840         4,660
XenoPort*                                37,990         1,688
                                                  -----------
Total Health Care                                      56,955
                                                  -----------

----------------------------------------------------------------
INDUSTRIALS--17.4%
----------------------------------------------------------------
Actuant, Cl A #                          71,490         4,508
Acuity Brands                            41,300         2,489
Aecom Technology* #                      64,630         1,603
Airtran Holdings* #                     192,990         2,107
Baldor Electric                          77,540         3,821
BE Aerospace*                            95,860         3,959
Cenveo* #                               162,400         3,766
FTI Consulting*                          79,210         3,012

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2007 (Unaudited)


                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
GATX                                     47,780   $     2,353
General Cable* #                         24,880         1,885
Geo Group*                              129,300         3,763
Horizon Lines, Cl A                      64,810         2,123
HUB Group, Cl A*                         75,130         2,642
Huron Consulting Group* #                47,540         3,471
Infrasource Services*                    86,080         3,194
JA Solar Holdings ADR* #                101,500         3,424
Kenexa* #                                75,990         2,866
Knoll #                                 153,500         3,439
                                                  -----------
Total Industrials                                      54,425
                                                  -----------

----------------------------------------------------------------
INFORMATION TECHNOLOGY--25.5%
----------------------------------------------------------------
Advent Software* #                       69,300         2,256
Anadigics* #                            188,930         2,605
aQuantive*                               34,240         2,185
Atheros Communications* #               145,720         4,494
Blackboard* #                            70,320         2,962
Brightpoint*                            166,840         2,301
Brooks Automation*                      129,670         2,354
C-COR*                                   38,220           537
Comtech Group* #                        186,270         3,075
Equinix* #                               38,270         3,501
Flir Systems*                            59,270         2,741
Formfactor*                              72,600         2,781
Foundry Networks*                       136,690         2,277
Limelight Networks* #                    76,180         1,507
Micros Systems*                          71,310         3,879
Net 1 UEPS Technologies*                 96,240         2,324
Nice Systems ADR*                        48,260         1,677
Omniture* #                             113,657         2,605
ON Semiconductor* #                     202,820         2,174
Polycom* #                              111,990         3,763
Quality Systems #                        52,220         1,983
Riverbed Technology* #                   77,910         3,414
SAVVIS*                                  62,230         3,081
Semtech* #                              162,562         2,817
Sonus Networks* #                       441,557         3,762
Tessera Technologies* #                 100,570         4,078
The9 ADR* #                              39,050         1,806
THQ* #                                   50,980         1,556

                                                     Value
                                         Shares      (000)
----------------------------------------------------------------
Verigy*                                  79,580   $     2,277
VistaPrint* #                            69,500         2,658
                                                  -----------
Total Information Technology                           79,430
                                                  -----------

----------------------------------------------------------------
MATERIALS--5.6%
----------------------------------------------------------------
Century Aluminum* #                      56,160         3,068
H.B. Fuller #                           107,380         3,210
Hercules*                               137,910         2,710
PAN American Silver* #                   87,020         2,291
RTI International Metals*                21,820         1,644
Ryerson #                                48,470         1,825
Silgan Holdings #                        49,130         2,716
                                                  -----------
Total Materials                                        17,464
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
----------------------------------------------------------------
Cogent Communications Group* #          141,710         4,233
Dobson Communications, Cl A*            186,880         2,076
Time Warner Telecom, Cl A*              149,500         3,005
                                                  -----------
Total Telecommunication Services                        9,314
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $256,806)                                     309,431

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--58.9%
----------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)           183,866,320       183,866
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $183,866)                                     183,866

----------------------------------------------------------------
CASH EQUIVALENT--0.7%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.202%**     2,296,882         2,297
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $2,297)                                         2,297
----------------------------------------------------------------

TOTAL INVESTMENTS--158.8%
  (COST $442,969)+                                $   495,594
                                                  ===========

Percentages are based on Net Assets of $312,043.***
*    Non-income producing security
**   Rate shown is the 7-day effective yield as of June 30, 2007.
***  Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $177,089,099.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2007 (Unaudited)


(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
+ At June 30, 2007, the tax basis cost of the Fund's investments was $443,278, and the unrealized appreciation and depreciation were $56,460 and $(4,144), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


________________________________________________________________________________

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Turner Funds


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ------------------------------
                                         Thomas R. Trala, Jr., President and CEO


Date: August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Thomas R. Trala, Jr
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO


Date: August 28, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Controller and CFO


Date: August 28, 2007


* Print the name and title of each signing officer under his or her signature.